UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Government Cash Reserve

QUARTERLY PORTFOLIO HOLDINGS

12.31.2006

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
December 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	(000)	Value
U.S. government obligations 84.89%					$29,903,342

(Cost $29,903,342)

Government - U.S. Agencies 84.89%					29,903,342

Federal Home Loan Bank	7.250	02-15-07	AAA	150	150,318
Federal Home Loan Bank	5.580	08-14-07	AAA	1,225	1,225,000
Federal Home Loan Bank	5.550	08-21-07	AAA	235	235,020
Federal Home Loan Bank	5.375	02-15-07	AAA	600	599,933
Federal Home Loan Bank (P)	5.275	01-03-07	AAA	2,500	2,500,005
Federal Home Loan Bank	5.250	10-22-07	AAA	750	750,000
Federal Home Loan Bank	5.050	03-28-07	AAA	500	500,000
Federal Home Loan Bank	5.000	02-09-07	AAA	410	409,772
Federal Home Loan Bank (P)	5.000	03-14-07	AAA	100	100,000
Federal Home Loan Bank	4.625	01-17-07	AAA	1,250	1,249,899
Federal Home Loan Bank	4.500	05-11-07	AAA	500	498,660
Federal Home Loan Bank	4.250	04-16-07	AAA	400	398,767
Federal Home Loan Bank	4.090	04-27-07	AAA	415	413,438
Federal Home Loan Bank	4.000	04-25-07	AAA	425	423,248
Federal Home Loan Bank	3.800	01-16-07	AAA	215	214,859
Federal Home Loan Bank	3.750	01-16-07	AAA	500	499,664
Federal Home Loan Bank	3.750	03-07-07	AAA	720	718,024
Federal Home Loan Bank	3.625	02-09-07	AAA	750	748,606
Federal Home Loan Bank	3.375	02-23-07	AAA	1,000	997,101
Federal Home Loan Bank	3.050	03-07-07	AAA	1,000	996,080
Federal Home Loan Bank	Zero	01-29-07	AAA	200	199,088
Federal Home Loan Mortgage Corp.	5.250	05-16-07	AAA	500	500,000
Federal Home Loan Mortgage Corp.	4.875	03-15-07	AAA	1,428	1,426,852
Federal Home Loan Mortgage Corp.	4.250	04-05-07	AAA	400	398,904
Federal Home Loan Mortgage Corp.	3.625	02-15-07	AAA	788	786,313
Federal Home Loan Mortgage Corp.	2.850	02-23-07	AAA	1,400	1,395,046
Federal Home Loan Mortgage Corp.	2.850	04-06-07	AAA	500	496,730
Federal Home Loan Mortgage Corp.	2.400	03-29-07	AAA	2,500	2,483,139
Federal Home Loan Mortgage Corp.	2.375	02-15-07	AAA	110	109,599
Federal Home Loan Mortgage Corp.	2.050	01-02-07	AAA	600	599,946
Federal National Mortgage Assn.	7.125	03-15-07	AAA	1,000	1,003,684
Federal National Mortgage Assn.	4.750	01-02-07	AAA	300	299,994
Federal National Mortgage Assn.	4.125	06-22-07	AAA	1,000	994,537
Federal National Mortgage Assn.	3.750	05-17-07	AAA	653	649,310
Federal National Mortgage Assn.	3.625	01-19-07	AAA	200	199,830
Federal National Mortgage Assn.	3.375	05-11-07	AAA	350	347,605
Federal National Mortgage Assn.	3.000	03-02-07	AAA	1,008	1,004,273
Federal National Mortgage Assn.	2.880	04-12-07	AAA	890	884,135
Federal National Mortgage Assn.	2.710	01-30-07	AAA	1,000	997,927
Federal National Mortgage Assn.	2.625	01-19-07	AAA	745	744,012
Federal National Mortgage Assn.	2.280	01-16-07	AAA	250	249,688
Federal National Mortgage Assn.	Zero	01-10-07	AAA	505	504,336

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
December 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	(000)	Value
Short-term investments 15.11%			$5,323,000

(Cost $5,323,000)

Joint Repurchase Agreement 15.11%			5,323,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP - Dated
12-29-06 due 1-3-07 (secured by U.S. Treasury
Inflation Indexed Notes 1.625% due 1-15-15,
2.500% due 7-15-16 and 3.875% due 1-15-09)	4.920	5,323	5,323,000

Total investments (Cost $35,226,342) 100.00%			$35,226,342

John Hancock
U.S. Government Cash Reserve
Footnotes to Schedule of Investments
December 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on December 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2006, including short-term investments, was $35,226,342.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

430Q3 12/06
2/07

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2006

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate (%)	date	rating (A)	(000)	Value
Commercial paper 33.03%					$78,087,769

(Cost $78,087,769)

Asset Backed - Auto Loan 4.94%					11,670,828

Galleon Capital Corp. LLC (K)	5.280	01-18-07	Tier 1	$11,700	11,670,828

Asset Backed - Others 4.65%					10,988,707

Old Line Funding LLC (K)	5.280	01-08-07	Tier 1	11,000	10,988,707

Asset Backed - Receivables 4.93%					11,648,295

Thunder Bay Funding, Inc. LLC (K)	5.270	01-02-07	Tier 1	11,650	11,648,295

Asset Backed - Trade Receivables 12.36%					29,216,207

Barton Capital Corp. LLC (K)	5.300	01-08-07	Tier 1	11,600	11,588,046
Ciesco LLC (K)	5.270	01-05-07	Tier 1	11,650	11,643,178
Clipper Receivables Corp. LLC (K)	5.300	01-18-07	Tier 1	6,000	5,984,983

Automobiles & Trucks 0.98%					2,323,744

Daimlerchrysler North America Holdings Corp.	5.370	01-19-07	Tier 2	2,330	2,323,744

Diversified Financial Services 0.98%					2,328,967

Textron Financial Corp.	5.320	01-04-07	Tier 2	2,330	2,328,967

Electric Utilities 0.97%					2,296,247

Dominion Resources, Inc. (K)	5.340	01-12-07	Tier 2	2,300	2,296,247

Investment Banking Brokerage 1.27%					2,999,561

UBS Americas	5.270	01-02-07	Tier 1	3,000	2,999,561

Medical - Health Maintenance Organization 0.97%					2,291,423

WellPoint, Inc. (K)	5.370	01-26-07	Tier 2	2,300	2,291,423

Retail Stores 0.98%					2,323,790

CVS Corp.	5.330	01-19-07	Tier 2	2,330	2,323,790

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	(000)	Value
Corporate interest-bearing obligations 60.55%					$143,116,113

(Cost $143,116,113)

Banks - Foreign 2.92%					6,895,154

HBOS Plc (S)	3.125	01-12-07	Tier 1	6,900,000	6,895,154

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2006 (unaudited)

Banks - U.S. 12.61%					29,807,072

Bank of America Corp. (P)	5.325%	02-23-07	Tier 1	$5,000	4,999,876
FleetBoston Financial Corp.	8.625	01-15-07	Tier 1	5,580	5,587,702
KeyCorp	2.750	02-27-07	Tier 1	5,200	5,178,245
US Bank NA	2.400	03-12-07	Tier 1	2,000	1,988,759
Wachovia Corp.	5.428	02-06-07	Tier 1	1,050	1,050,097
Wells Fargo & Company (P)	5.426	03-23-07	Tier 1	11,000	11,002,393

Diversified Financial Services 4.90%					11,573,013

Citicorp Mortgage Loan Trust	7.200	06-15-07	Tier 1	2,300	2,318,829
Citigroup, Inc.	5.000	03-06-07	Tier 1	9,260	9,254,184

Finance - Auto Loans 2.65%					6,251,728

American Honda Finance, (P) (S)	5.470	03-08-07	Tier 1	6,250	6,251,728

Finance - Commercial 4.65%					11,002,513

CIT Group, Inc.	7.375	04-02-07	Tier 1	10,950	11,002,513

Finance - Consumer Loans 8.91%					21,068,634

AIG Sunamerica Corp. (S)	5.300	05-30-07	Tier 1	3,090	3,089,299
AIG Financial Products Corp. (S)	5.100	01-17-07	Tier 1	3,629	3,628,357
American General Finance Corp.	5.750	03-15-07	Tier 1	3,350	3,352,467
HSBC Finance Corp.	5.750	01-30-07	Tier 1	10,993	10,998,511

Finance - Mortgages 4.84%					11,448,885

Countrywide Financial Corp.	5.500	02-01-07	Tier 1	11,450	11,448,885

Investment Banking & Brokerage 14.23%					33,633,390

Bear Stearns Co., Inc. (P)	5.534	01-16-07	Tier 1	5,000	5,000,360
JPMorgan Chase & Co.	5.250	05-30-07	Tier 1	11,453	11,449,155
Lehman Brothers Holdings, Inc.	8.250	06-15-07	Tier 1	3,500	3,544,233
Lehman Brothers Holdings, Inc.	8.500	05-01-07	Tier 1	1,900	1,919,208
Merrill Lynch & Co., Inc. (P)	5.495	02-27-07	Tier 1	9,000	9,002,188
Merrill Lynch & Co., Inc.	8.000	06-01-07	Tier 1	1,700	1,718,199
Morgan Stanley (P)	5.512	01-12-07	Tier 1	1,000	1,000,047

Telephone - Integrated 4.84%					11,435,724

Verizon Communications, Inc.	6.125	06-15-07	Tier 1	11,400	11,435,724

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government obligations 5.36%					$12,670,128

(Cost $12,670,128)

Government U.S. Agency 5.36%					12,670,128

Federal Home Loan Bank	5.580%	08-14-07	Tier 1	$7,625	7,625,000
Federal Home Loan Bank	5.550	08-21-07	Tier 1	1,545	1,545,128
Federal Home Loan Bank	5.250	10-22-07	Tier 1	3,500	3,500,000

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Joint Repurchase Agreement 1.07%			$2,516,000

(Cost $2,516,000)

Joint Repurchase Agreement 1.07%			2,516,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP -
Dated 12-29-06 due 1-3-07 (secured by U.S.
Treasury Inflation Indexed Notes 1.625% due
1-15-15, 2.500% due 7-15-16 and 3.875% due
1-15-09)	4.920	2,516	2,516,000

Total investments (Cost $236,390,010) 100.00%			$236,390,010

John Hancock
Money Market Fund
Footnotes to Schedule of Investments
December 31, 2006 (unaudited)

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(P) Represents rate in effect on December 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $19,864,538 or 8.40% of the Fund's total investments as of December 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2006, including short-term investments, was $236,390,010.

Footnotes to Schedule of Investments - Page 1

John Hancock
Money Market Fund
Direct Placement Securities
December 31, 2006 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	12/31/06

Barton Capital Corp. LLC
- Commercial paper	12-14-06	$11,557,306	4.90%	$11,588,046
Ciesco LLC
- Commercial paper	12-11-06	$11,607,364	4.93%	$11,643,178
Clipper Receivables Corp. LLC
- Commercial paper	12-13-06	$5,968,200	2.53%	$5,984,983
Galleon Capital Corp. LLC
- Commercial paper	12-04-06	$11,622,780	4.94%	$11,670,828
Old Line Funding LLC
- Commercial paper	12-15-06	$10,961,280	4.65%	$10,988,707
Thunder Bay Funding, Inc. LLC
- Commercial paper	12-01-06	$11,595,426	4.93%	$11,648,295
Dominion Resources, Inc
- Commercial paper	12-15-06	$2,290,447	0.97%	$2,296,247
WellPoint, Inc.
- Commercial paper	12-27-06	$2,289,708	0.97%	$2,291,423

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/06
2/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: February 27, 2007